 PAGE 1
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 83 (File Number 2-13188)

and/or

REGISTRATIONS STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  X


Amendment No. 39 (File Number 811-772)

IDS EQUITY SELECT FUND, INC.
IDS Tower 10, Minneapolis, Minnesota  55440
(612) 671-3714
Leslie L. Ogg, IDS Tower 10, Minneapolis, Minnesota 55440-0010

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
  X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b) of rule 485
     60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of rule 485

IDS Equity Select Fund,Inc.
===============================================================================
                                   Proposed      Proposed
Title of                           Maximum       Maximum
Securities         Amount          Offering      Aggregate      Amount of
Being              Being           Price per     Offering       Registration
Registered         Registered      Unit1         Price2          Fee
_______________________________________________________________________________
Capital Stock
of $.01 par
value per share    Indefinite*     N/A           N/A            N/A

Capital Stock
of $.01 par
value per share    1,325,134       $11.83        $15,676,337    $100
===============================================================================

* Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's most recent fiscal year ended November 30, 1995 will be filed on Jan. 23, 1996.

1. Computed under Rule 457(d) on the basis of the offering price per share at the close of business on January 17, 1996.
PAGE 2
2. Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. $79,009,871 of shares were redeemed during the fiscal year ended November 30, 1995. $63,333,534 of shares was used for reductions pursuant to Paragraph (c) of Rule 24f-2 during the current year. $15,676,337 of shares is the amount of redeemed shares used for reduction in this amendment.

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                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Equity Select Fund, Inc., certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 23rd day of January, 1996.


IDS EQUITY SELECT FUND, INC.



By
        Melinda S. Urion, Treasurer


By /s/  William R. Pearce**
        William R. Pearce, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 23rd day of January, 1996.


Signature                     Capacity

/s/ William R. Pearce**       President and Principal
    William R. Pearce         Executive Officer and
                              Director


/s/ Lynne V. Cheney*          Director
    Lynne V. Cheney


/s/ William H. Dudley*        Director
    William H. Dudley


/s/ Robert F. Froehlke*       Director
    Robert F. Froehlke


/s/ David R. Hubers*          Director
    David R. Hubers


/s/ Heinz F. Hutter*
    Heinz F. Hutter           Director
PAGE 4
Signature                     Capacity


/s/ Anne P. Jones*            Director
    Anne P. Jones


/s/ Donald M. Kendall*        Director
    Donald M. Kendall


/s/ Melvin R. Laird*          Director
    Melvin R. Laird


/s/ Lewis W. Lehr*            Director
    Lewis W. Lehr


/s/ Edson W. Spencer*         Director
    Edson W. Spencer


/s/ John R. Thomas*           Director
    John R. Thomas


/s/ Wheelock Whitney*         Director
    Wheelock Whitney


/s/ C. Angus Wurtele*         Director
    C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated November 10, 1994, filed electronically as Exhibit 18(a) to Registrant's Post-
Effective Amendment No. 80, by:



Leslie L. Ogg


**Signed pursuant to Officers' Power of Attorney dated June 1,
1993, filed electronically as Exhibit 17(b) to Registrant's Post-
Effective Amendment No. 77 by:




Leslie L. Ogg